UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Sector Gamma AS
Address:                Filipstad Brygge 2, P.O. Box 1994 Vika
                        Oslo, Norway 0125

Form 13F File Number:   28-13612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arild Blikom
Title:     Head of Fund Operations
Phone:     +47 23012900

Signature, Place and Date of Signing:

/s/Arild Blikom               Oslo, Norway               February 14, 2012

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                              0

Form 13F Information Table Entry Total                         30

Form 13F Information Table Value Total:      $352,242 (thousands)

List of Other Included Managers:  None

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Column 1                     Column 2   Column 3   Column 4              Column 5       Column 6    Column 7         Column 8

                                                                Shares or
                             Title of                Value      Principal  SH/   PUT/  Investment   Other       Voting Authority
Name of Issuer                Class       Cusip    (x$1,000)      Amount   PRN   CALL  Discretion  Managers   Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC NEW            COM       58933Y105    34,175     906,500    SH             SOLE       NONE    906,500
LILLY ELI & CO                COM       532457108    27,530     662,407    SH             SOLE       NONE    662,407
ABBOTT LABS                   COM       002824100    24,933     443,409    SH             SOLE       NONE    443,409
MEDTRONIC INC                 COM       585055106    24,691     645,520    SH             SOLE       NONE    645,520
FOREST LABS INC               COM       345838106    23,028     761,000    SH             SOLE       NONE    761,000
WELLPOINT INC                 COM       94973V107    18,782     283,500    SH             SOLE       NONE    283,500
BRISTOL MYERS SQUIBB CO       COM       110122108    15,188     430,981    SH             SOLE       NONE    430,981
BOSTON SCIENTIFIC CORP        COM       101137107    14,503   2,716,000    SH             SOLE       NONE  2,716,000
CARDINAL HEALTH INC           COM       14149Y108    13,547     333,600    SH             SOLE       NONE    333,600
ONYX PHARMACEUTICALS INC      COM       683399109    13,501     307,200    SH             SOLE       NONE    307,200
LIFE TECHNOLOGIES CORP        COM       53217V109    12,548     322,500    SH             SOLE       NONE    322,500
CUBIST PHARMACEUTICALS INC    COM       229678107    12,162     306,960    SH             SOLE       NONE    306,960
ZIMMER HOLDINGS INC           COM       98956P102    11,875     222,300    SH             SOLE       NONE    222,300
ST JUDE MEDICAL INC           COM       790849103    10,608     309,271    SH             SOLE       NONE    309,271
QUEST DIAGNOSTICS INC         COM       74834L100    10,172     175,200    SH             SOLE       NONE    175,200
CVS CAREMARK CORPORATION      COM       126650100     9,903     242,850    SH             SOLE       NONE    242,850
AMYLIN PHARMACEUTICALS INC    COM       032346108     8,205     721,000    SH             SOLE       NONE    721,000
WATSON PHARMACEUTICALS INC    COM       942683103     8,069     133,730    SH             SOLE       NONE    133,730
THERMO ELECTRON CORP          COM       883556102     7,546     167,800    SH             SOLE       NONE    167,800
TENET HEALTHCARE CORP         COM       88033G100     7,490   1,460,000    SH             SOLE       NONE  1,460,000
COVIDIEN LTD                  COM       G2554F113     7,026     156,100    SH             SOLE       NONE    156,100
RESMED INC                    COM       761152107     6,767     266,400    SH             SOLE       NONE    266,400
UNITED THERAPEUTICS CORP      COM       91307C102     4,947     104,700    SH             SOLE       NONE    104,700
HOLOGIC INC                   COM       436440101     4,849     276,900    SH             SOLE       NONE    276,900
UNITED THERAPEUTICS CORP DEL  COM       45256B101     4,403     218,300    SH             SOLE       NONE    218,300
AUXILIUM PHARMACEUTICALS INC  COM       05334D107     3,835     192,400    SH             SOLE       NONE    192,400
MOMENTA PHARMACEUTICALS INC   COM       628530107     3,434     160,000    SH             SOLE       NONE    160,000
INCYTE CORP                   COM       45337C102     3,302     220,000    SH             SOLE       NONE    220,000
DAVITA INC                    COM       23918K108     3,032      40,000    SH             SOLE       NONE     40,000
OPTIMER PHARMACEUTICALS INC   COM       68401H104     2,191     179,000    SH             SOLE       NONE    179,000

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